Net Loss Per Share	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share:
The following table presents the computation of basic and diluted net loss per share attributable to common shareholders for the three and nine months ended September 30, 2026 and 2025:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025 (1)	2026	2025 (1)
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(32,196)	$(20,298)	$(94,851)	$(47,643)
Denominator:
Weighted average common shares outstanding	304,940,693	55,822,815	226,468,688	55,753,996
Net loss per share attributable to common shareholders, basic and diluted	$(0.11)	$(0.36)	$(0.42)	$(0.85)
(1) Net loss per share has been recast to reflect the exchange of the Company's convertible preferred shares and common shares and the equivalent number of shares reflecting the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.
The Company has two classes of common shares, Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares. These shares rank pari passu with respect to participation rights to dividends, liquidation preferences, and therefore, the calculation of net loss per share as described above is identical to the calculation under the two-class method.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of September 30,
	2026	2025 (1)
Stock options issued and outstanding	40,094,324	43,968,141
Unvested restricted stock units	3,098,286	—
Warrants as exercisable to common shares	—	677,934
Preferred shares as convertible to common shares	—	199,930,069
Total	43,192,610	244,576,144
(1) Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.